UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2018

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB Concentrated Growth Fund

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.4%
Information Technology - 29.3%
Electronic Equipment, Instruments & Components - 5.2%
Amphenol Corp.-Class A	262,733	$22,237,721

Internet Software & Services - 7.3%
Alphabet, Inc.-Class C (a)	32,485	31,156,688

IT Services - 12.4%
Gartner, Inc. (a)	182,851	22,748,493
Mastercard, Inc.-Class A	212,269	29,972,383

		52,720,876

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	122,367	18,859,202

		124,974,487

Health Care - 25.7%
Biotechnology - 5.7%
Celgene Corp. (a)	167,840	24,474,429

Health Care Equipment & Supplies - 9.9%
Abbott Laboratories	680,227	36,296,913
West Pharmaceutical Services, Inc.	61,023	5,874,074

		42,170,987

Life Sciences Tools & Services - 4.7%
Quintiles IMS Holdings, Inc. (a)	211,331	20,091,238

Pharmaceuticals - 5.4%
Zoetis, Inc.	361,225	23,031,706

		109,768,360

Consumer Discretionary - 21.2%
Auto Components - 4.7%
Delphi Automotive PLC	203,610	20,035,224

Hotels, Restaurants & Leisure - 7.2%
Chipotle Mexican Grill, Inc.-Class A (a)	35,570	10,949,513
Starbucks Corp.	369,310	19,835,640

		30,785,153

Internet & Direct Marketing Retail - 4.9%
Priceline Group, Inc. (The) (a)	11,328	20,739,529

Specialty Retail - 4.4%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	82,949	18,751,451

		90,311,357

Industrials - 5.6%
Building Products - 0.7%
Allegion PLC	35,443	3,064,756

Professional Services - 4.9%
Verisk Analytics, Inc.-Class A (a)	251,712	20,939,921

		24,004,677

Company	Shares	U.S. $ Value
Consumer Staples - 4.9%
Food Products - 4.9%
Hershey Co. (The)	190,540	$20,801,252

Financials - 4.8%
Capital Markets - 4.8%
Charles Schwab Corp. (The)	463,895	20,290,767

Materials - 3.9%
Chemicals - 3.9%
Ecolab, Inc.	128,216	16,489,860

Total Common Stocks (cost $329,680,011)		406,640,760

SHORT-TERM INVESTMENTS - 4.6%
Investment Companies - 4.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (b)(c)(d) (cost $19,611,918)	19,611,918	19,611,918

Total Investments - 100.0% (cost $349,291,929) (e)		426,252,678
Other assets less liabilities - 0.0%		72,235

Net Assets - 100.0%		$426,324,913

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,506,291 and gross unrealized depreciation of investments was $(10,545,542), resulting in net unrealized appreciation of $76,960,749.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc.

AB Concentrated Growth Fund

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$406,640,760		$	– 0	–	$	– 0	–	$406,640,760
Short-Term Investments	19,611,918			– 0	–		– 0	–	19,611,918

Total Investments in Securities	426,252,678			– 0	–		– 0	–	426,252,678
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$426,252,678		$	– 0	–	$	– 0	–	$426,252,678

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 31, 2017 is as follows:

Fund	Market Value 6/30/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)		Dividend Income (000)
Government Money Market	$13,394		$31,081	$24,863	$19,612		$47
Government Money Market*	– 0	–	9,278	9,278	– 0	–	– 0	–**

Total	$13,394		$40,359	$34,141	$19,612		$47

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.7%
Information Technology - 22.0%
Electronic Equipment, Instruments & Components - 5.9%
Ingenico Group SA	12,247	$1,161,059
Keyence Corp.	1,900	1,010,549

		2,171,608

Internet Software & Services - 7.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	7,790	1,345,411
Tencent Holdings Ltd.	33,500	1,464,643

		2,810,054

IT Services - 4.0%
Capgemini SE	12,382	1,451,474

Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV	9,355	1,598,560

		8,031,696

Industrials - 20.1%
Building Products - 2.9%
Assa Abloy AB-Class B	46,152	1,056,668

Electrical Equipment - 3.8%
Nidec Corp.	11,300	1,389,119

Machinery - 3.7%
FANUC Corp.	3,600	729,913
Hoshizaki Corp.	7,300	641,255

		1,371,168

Professional Services - 9.7%
Adecco Group AG (REG)	15,870	1,236,345
Recruit Holdings Co., Ltd.	56,100	1,214,759
RELX NV	50,680	1,078,140

		3,529,244

		7,346,199

Consumer Discretionary - 16.2%
Auto Components - 2.2%
Continental AG	3,119	792,130

Hotels, Restaurants & Leisure - 3.0%
InterContinental Hotels Group PLC	20,707	1,095,413

Internet & Direct Marketing Retail - 2.5%
Ctrip.com International Ltd. (ADR) (a)	17,720	934,553

Multiline Retail - 3.8%
B&M European Value Retail SA	267,859	1,391,503

Textiles, Apparel & Luxury Goods - 4.7%
LVMH Moet Hennessy Louis Vuitton SE	3,053	843,963
Samsonite International SA	203,700	874,763

		1,718,726

		5,932,325

Company	Shares	U.S. $ Value
Consumer Staples - 13.2%
Beverages - 3.4%
Treasury Wine Estates Ltd.	117,501	$1,264,048

Food Products - 3.5%
Calbee, Inc. (b)	17,200	604,088
Nestle SA (REG)	7,910	663,975

		1,268,063

Household Products - 2.9%
Reckitt Benckiser Group PLC	11,463	1,047,351

Personal Products - 3.4%
Kose Corp.	10,900	1,249,382

		4,828,844

Financials - 11.8%
Banks - 4.7%
HDFC Bank Ltd. (ADR)	17,834	1,718,663

Capital Markets - 3.5%
Azimut Holding SpA	58,286	1,262,839

Insurance - 3.6%
Prudential PLC	54,841	1,312,372

		4,293,874

Health Care - 8.7%
Biotechnology - 3.6%
Genmab A/S (a)	5,917	1,308,513

Life Sciences Tools & Services - 3.2%
Eurofins Scientific SE	1,856	1,174,294

Pharmaceuticals - 1.9%
Roche Holding AG	2,740	700,399

		3,183,206

Materials - 3.7%
Construction Materials - 3.7%
CRH PLC (London)	36,014	1,367,682

Total Common Stocks (cost $29,209,807)		34,983,826

SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (c)(d)(e) (cost $1,338,200)	1,338,200	1,338,200

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $30,548,007)		$36,322,026

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (c)(d)(e) (cost $602,285)	602,285	602,285

Total Investments - 101.0% (cost $31,150,292) (f)		36,924,311
Other assets less liabilities - (1.0)%		(357,993)

Net Assets - 100.0%		$36,566,318

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	10,337	USD	1,575	11/16/17	$24,083
Bank of America, NA	INR	45,129	USD	699	11/29/17	13,095
Barclays Bank PLC	USD	1,183	JPY	128,167	12/18/17	(39,562)
Goldman Sachs Bank USA	HKD	8,172	USD	1,047	12/18/17	(960)
Goldman Sachs Bank USA	USD	1,244	EUR	1,037	12/18/17	(13,092)
State Street Bank & Trust Co.	USD	328	GBP	254	12/18/17	13,097
State Street Bank & Trust Co.	USD	177	JPY	19,476	12/18/17	(3,247)
UBS AG	JPY	60,120	USD	536	12/18/17	(561)
UBS AG	USD	1,069	AUD	1,344	12/18/17	(16,119)

						$(23,266)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,954,281 and gross unrealized depreciation of investments was $(203,528), resulting in net unrealized appreciation of $5,750,753.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

September 30, 2017 (unaudited)

18.8%	Japan
16.3%	United Kingdom
12.7%	France
10.3%	China
7.2%	Switzerland
4.7%	India
4.4%	Netherlands
3.8%	Ireland
3.6%	Denmark
3.5%	Australia
3.5%	Italy
2.9%	Sweden
2.4%	Hong Kong
2.2%	Germany
3.7%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$1,345,411		$6,686,285		$	– 0	–	$8,031,696
Industrials	– 0	–	7,346,199			– 0	–	7,346,199
Consumer Discretionary	934,553		4,997,772			– 0	–	5,932,325
Consumer Staples	– 0	–	4,828,844			– 0	–	4,828,844
Financials	1,718,663		2,575,211			– 0	–	4,293,874
Health Care	– 0	–	3,183,206			– 0	–	3,183,206
Materials	– 0	–	1,367,682			– 0	–	1,367,682
Short-Term Investments	1,338,200		– 0	–		– 0	–	1,338,200
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	602,285		– 0	–		– 0	–	602,285

Total Investments in Securities	5,939,112		30,985,199	(a)		– 0	–	36,924,311
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	50,275			– 0	–	50,275
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(73,541)			– 0	–	(73,541)

Total (c)	$5,939,112		$30,961,933		$	– 0	–	$36,901,045

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 31, 2017 is as follows:

Fund	Market Value 6/30/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market	$1,185		$3,803	$3,650	$1,338	$2
Government Money Market*	– 0	–	1,743	1,141	602	– 0	–

Total	$1,185		$5,546	$4,791	$1,940	$2

*	Investments of cash collateral for securities lending transactions

AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 27.3%
Banks - 21.4%
Agricultural Bank of China Ltd.-Class H	191,000	$85,979
Akbank Turk AS	15,970	42,146
Banco de Chile	64,490	9,839
Banco Macro SA (ADR)	760	89,186
Bank of China Ltd.-Class H	118,000	58,613
Bank Pekao SA	1,470	51,617
China Construction Bank Corp.-Class H	79,000	66,001
Credicorp Ltd.	110	22,552
Erste Group Bank AG (a)	4,310	186,214
Hana Financial Group, Inc.	2,240	92,930
Industrial & Commercial Bank of China Ltd.-Class H	126,000	94,186
Itausa-Investimentos Itau SA (Preference Shares)	39,199	136,516
KB Financial Group, Inc.	1,670	82,163
Komercni banka as	1,010	44,107
OTP Bank PLC	2,710	101,738
Shinhan Financial Group Co., Ltd.	1,670	73,811

		1,237,598

Consumer Finance - 1.3%
Samsung Card Co., Ltd.	2,400	77,390

Diversified Financial Services - 1.5%
Fubon Financial Holding Co., Ltd.	54,000	84,390

Insurance - 3.1%
Dongbu Insurance Co., Ltd.	300	19,167
PICC Property & Casualty Co., Ltd.-Class H	16,000	28,382
Powszechny Zaklad Ubezpieczen SA	10,660	134,539

		182,088

		1,581,466

Information Technology - 22.9%
Electronic Equipment, Instruments & Components - 5.6%
Hon Hai Precision Industry Co., Ltd.	41,800	145,168
Kingboard Chemical Holdings Ltd.	18,000	95,864
Kingboard Laminates Holdings Ltd.	37,500	60,742
Tripod Technology Corp.	7,000	24,285

		326,059

Internet Software & Services - 8.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	1,061	183,245
NetEase, Inc. (ADR)	360	94,972
Tencent Holdings Ltd.	4,400	192,371

		470,588

Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	107,437
Winbond Electronics Corp.	35,000	30,566

		138,003

Technology Hardware, Storage & Peripherals - 6.8%
Catcher Technology Co., Ltd.	4,000	37,417

Company	Shares	U.S. $ Value
Pegatron Corp.	11,000	$28,642
Primax Electronics Ltd.	19,000	47,129
Samsung Electronics Co., Ltd.	123	276,778

		389,966

		1,324,616

Consumer Discretionary - 9.6%
Diversified Consumer Services - 1.6%
TAL Education Group (ADR)	1,930	65,060
Tarena International, Inc. (ADR)	2,100	30,555

		95,615

Hotels, Restaurants & Leisure - 1.7%
China Lodging Group Ltd. (Sponsored ADR) (a)	160	19,011
Gourmet Master Co., Ltd.	7,675	81,793

		100,804

Media - 0.7%
Sun TV Network Ltd.	3,330	39,005

Specialty Retail - 1.2%
Chow Tai Fook Jewellery Group Ltd.	58,000	69,652

Textiles, Apparel & Luxury Goods - 4.4%
ANTA Sports Products Ltd.	13,000	54,668
Li Ning Co., Ltd. (a)	38,500	34,463
LVMH Moet Hennessy Louis Vuitton SE	110	30,408
Pou Chen Corp.	16,000	20,117
Yue Yuen Industrial Holdings Ltd.	29,500	112,558

		252,214

		557,290

Industrials - 7.4%
Airlines - 2.3%
Wizz Air Holdings PLC (a)(b)	3,530	135,457

Industrial Conglomerates - 3.0%
Far Eastern New Century Corp.	69,000	54,710
Jardine Strategic Holdings Ltd.	2,800	121,102

		175,812

Transportation Infrastructure - 2.1%
Jiangsu Expressway Co., Ltd.-Class H	56,000	86,000
Zhejiang Expressway Co., Ltd.-Class H	26,000	32,388

		118,388

		429,657

Materials - 6.3%
Chemicals - 3.1%
Formosa Chemicals & Fibre Corp.	20,000	60,902
PTT Global Chemical PCL (NVDR)	39,400	91,067
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	48,000	28,677

		180,646

Company	Shares	U.S. $ Value
Metals & Mining - 1.1%
KGHM Polska Miedz SA	850	$27,382
POSCO	120	33,346

		60,728

Paper & Forest Products - 2.1%
Lee & Man Paper Manufacturing Ltd.	96,000	123,522

		364,896

Consumer Staples - 6.2%
Food Products - 1.8%
WH Group Ltd. (b)	98,500	104,903

Household Products - 1.5%
Colgate-Palmolive Co.	1,150	83,777

Personal Products - 0.7%
Unilever PLC	740	42,831

Tobacco - 2.2%
Philip Morris International, Inc.	1,160	128,772

		360,283

Health Care - 5.5%
Health Care Equipment & Supplies - 0.6%
St Shine Optical Co., Ltd.	1,700	36,075

Health Care Providers & Services - 2.5%
Qualicorp SA	10,400	124,453
Sinopharm Group Co., Ltd.-Class H	4,000	17,718

		142,171

Pharmaceuticals - 2.4%
Hypermarcas SA	2,800	28,467
Richter Gedeon Nyrt	4,350	108,093

		136,560

		314,806

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
China Petroleum & Chemical Corp.-Class H	114,000	85,920
LUKOIL PJSC (Sponsored ADR)	1,040	55,151
Petronet LNG Ltd.	30,660	108,518
YPF SA (Sponsored ADR)	2,680	59,710

		309,299

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 4.4%
China Telecom Corp., Ltd.-Class H	228,000	117,303
China Unicom Hong Kong Ltd. (a)	20,000	27,962
Chunghwa Telecom Co., Ltd.	9,000	31,004
KT Corp. (Sponsored ADR)	5,660	78,504

		254,773

Wireless Telecommunication Services - 0.9%
China Mobile Ltd.	5,000	50,760

		305,533

Company	Shares			U.S. $ Value
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Aldar Properties PJSC		139,640		$88,769

Utilities - 1.4%
Electric Utilities - 0.5%
Transmissora Alianca de Energia Eletrica SA		4,400		30,911

Water Utilities - 0.9%
Cia de Saneamento de Minas Gerais-COPASA		3,700		50,001

				80,912

Total Common Stocks (cost $4,668,266)				5,717,527

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (c)(d)(e) (cost $30,183)		30,183		30,183

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman
(0.556)%, 10/02/17	EUR	– 0	–*	572
0.005%, 10/03/17	HKD	51		6,574
0.01%, 10/02/17	SGD	– 0	–*	3
0.05%, 10/02/17	GBP	1		1,117
6.25%, 10/02/17	ZAR	– 0	–*	7

Total Time Deposits (cost $8,297)				8,273

Total Short-Term Investments (cost $38,480)				38,456

Total Investments - 99.5% (cost $4,706,746) (f)				5,755,983
Other assets less liabilities - 0.5%				30,485

Net Assets - 100.0%				$5,786,468

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	1	December 2017	USD	– 0	–^	$53,607	$54,658	$1,051

*	Principal amount less than 500.
^	Notional amount less than 500.
(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $240,360 or 4.2% of net assets.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,102,580 and gross unrealized depreciation of investments was $(52,292), resulting in net unrealized appreciation of $1,050,288.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN 1

September 30, 2017 (unaudited)

28.0%	China
13.7%	Taiwan
12.8%	South Korea
9.2%	Hong Kong
6.4%	Brazil
3.7%	Poland
3.7%	United States
3.6%	Hungary
3.2%	Austria
2.6%	Argentina
2.6%	India
2.4%	Switzerland
1.6%	Thailand
1.5%	United Arab Emirates
4.3%	Other
0.7%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Chile, Czech Republic, France, Peru, Russia, Turkey and United Kingdom.

AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$302,200		$1,279,266		$	– 0	–	$1,581,466
Information Technology	278,217		1,046,399			– 0	–	1,324,616
Consumer Discretionary	169,294		387,996			– 0	–	557,290
Industrials	– 0	–	429,657			– 0	–	429,657
Materials	– 0	–	364,896			– 0	–	364,896
Consumer Staples	212,549		147,734			– 0	–	360,283
Health Care	152,920		161,886			– 0	–	314,806
Energy	114,861		194,438			– 0	–	309,299
Telecommunication Services	78,504		227,029			– 0	–	305,533
Real Estate	– 0	–	88,769			– 0	–	88,769
Utilities	80,912		– 0	–		– 0	–	80,912
Short-Term Investments:
Investment Companies	30,183		– 0	–		– 0	–	30,183
Time Deposits	– 0	–	8,273			– 0	–	8,273

Total Investments in Securities	1,419,640		4,336,343	†		– 0	–	5,755,983
Other Financial Instruments*:
Assets
Futures	– 0	–	1,051			– 0	–	1,051
Liabilities	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$1,419,640		$4,337,394		$	– 0	–	$5,757,034

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.-Government STIF Portfolio for the three months ended September 30, 2017 is as follows:

Market Value June 30, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$ 100	$452	$522	$30	$ – 0 –*

*	Amount is less than $500.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 15.8%
Auto Components - 1.1%
Autoliv, Inc. (a)	31,530	$3,897,108

Diversified Consumer Services - 5.5%
Service Corp. International/US	465,970	16,075,965
Sotheby’s (b)	72,270	3,332,370

		19,408,335

Hotels, Restaurants & Leisure - 3.4%
Starbucks Corp.	186,792	10,032,598
Telepizza Group SA (b)(c)	332,225	1,905,463

		11,938,061

Media - 1.0%
Omnicom Group, Inc.	44,680	3,309,448

Specialty Retail - 1.1%
AutoZone, Inc. (b)	6,260	3,725,388

Textiles, Apparel & Luxury Goods - 3.7%
NIKE, Inc.-Class B	248,720	12,896,132

		55,174,472

Financials - 15.7%
Banks - 9.0%
Citigroup, Inc.	90,380	6,574,241
DBS Group Holdings Ltd.	515,800	7,940,260
Jyske Bank A/S	181,163	10,473,479
Wells Fargo & Co.	122,530	6,757,530

		31,745,510

Capital Markets - 6.7%
BlackRock, Inc.-Class A	7,806	3,489,985
CME Group, Inc.-Class A	33,015	4,479,475
Julius Baer Group Ltd. (b)	122,004	7,239,734
London Stock Exchange Group PLC	56,536	2,902,895
Singapore Exchange Ltd.	957,800	5,225,918

		23,338,007

		55,083,517

Health Care - 15.1%
Biotechnology - 3.8%
Biogen, Inc. (b)	19,110	5,983,723
Gilead Sciences, Inc.	92,291	7,477,417

		13,461,140

Health Care Providers & Services - 7.2%
Anthem, Inc.	83,625	15,878,715
UnitedHealth Group, Inc.	47,749	9,351,642

		25,230,357

Pharmaceuticals - 4.1%
Roche Holding AG	11,714	2,994,334
Shire PLC	79,420	4,045,163

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	407,280	$7,168,128

		14,207,625

		52,899,122

Information Technology - 14.3%
Communications Equipment - 0.8%
Cisco Systems, Inc.	87,572	2,945,046

Internet Software & Services - 2.9%
Alphabet, Inc.-Class C (b)	10,641	10,205,890

IT Services - 3.9%
Cielo SA	670,783	4,655,230
Visa, Inc.-Class A	87,226	9,179,664

		13,834,894

Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	145,098	5,525,332
Taiwan Semiconductor Manufacturing Co., Ltd.	378,000	2,707,410

		8,232,742

Software - 4.3%
Microsoft Corp.	201,639	15,020,089

		50,238,661

Industrials - 13.1%
Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	62,244	4,736,768

Airlines - 1.5%
Japan Airlines Co., Ltd.	157,200	5,321,428

Commercial Services & Supplies - 2.3%
Stericycle, Inc. (b)	75,970	5,440,972
Taiwan Secom Co., Ltd.	859,000	2,521,138

		7,962,110

Machinery - 5.9%
Dover Corp.	122,140	11,162,374
Kone Oyj-Class B	178,205	9,446,523

		20,608,897

Professional Services - 2.1%
RELX NV	341,520	7,265,321

		45,894,524

Telecommunication Services - 7.9%
Wireless Telecommunication Services - 7.9%
China Mobile Ltd.	340,500	3,456,741
KDDI Corp.	591,100	15,581,383
MTN Group Ltd.	944,450	8,683,718

		27,721,842

Utilities - 4.8%
Electric Utilities - 1.7%
Enel Americas SA (Sponsored ADR)	252,052	2,575,972

Company	Shares		U.S. $ Value
Enel Chile SA (ADR)		557,260	$3,343,560

			5,919,532

Water Utilities - 3.1%
Guangdong Investment Ltd.		7,602,000	10,854,996

			16,774,528

Energy - 4.3%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.		45,740	3,190,822

Oil, Gas & Consumable Fuels - 3.4%
ConocoPhillips		63,090	3,157,655
LUKOIL PJSC (Sponsored ADR)		77,099	4,088,560
Royal Dutch Shell PLC-Class B		151,520	4,664,713

			11,910,928

			15,101,750

Consumer Staples - 4.3%
Food & Staples Retailing - 0.8%
CVS Health Corp.		33,250	2,703,890

Food Products - 1.3%
Danone SA		56,651	4,449,587

Personal Products - 2.2%
L’Oreal SA		37,310	7,911,347

			15,064,824

Materials - 3.1%
Chemicals - 3.1%
BASF SE		69,724	7,428,133
Johnson Matthey PLC		76,720	3,518,013

			10,946,146

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc.-Class A (b)		95,370	3,612,615

Total Common Stocks (cost $315,422,916)			348,512,001

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (d)(e)(f) (cost $2,474,753)		2,474,753	2,474,753

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.45)%, 10/02/17	CHF	35	35,700
(0.938)%, 10/02/17	SEK	1	117
(0.75)%, 10/02/17	DKK	166	26,394

	Principal Amount (000)			U.S. $ Value
0.15%, 10/02/17	CAD	– 0	–*	$1
0.50%, 10/02/17	AUD	– 0	–*	2
6.25%, 10/02/17	ZAR	436		32,220
BNP Paribas, Paris
0.005%, 10/03/17	HKD	546		69,923
0.01%, 10/02/17	SGD	66		48,453
Sumitomo, Tokyo
(0.556)%, 10/02/17	EUR	22		25,818
(0.23)%, 10/02/17	JPY	5,085		45,186
0.05%, 10/02/17	GBP	35		46,528

Total Time Deposits (cost $332,663)				330,342

Total Short-Term Investments (cost $2,807,416)				2,805,095

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $318,230,332)				351,317,096

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83% (d)(e)(f) (cost $3,790,094)		3,790,094		3,790,094

Total Investments - 101.3% (cost $322,020,426) (g)				355,107,190

Other assets less liabilities - (1.3)%				(4,406,788)

Net Assets - 100.0%				$350,700,402

*	Principal amount less than 500.
(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of this security amounted to $1,905,463 or 0.5% of net assets.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,314,449 and gross unrealized depreciation of investments was $(10,227,685), resulting in net unrealized appreciation of $33,086,764.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CME	-	Chicago Mercantile Exchange
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN 1

September 30, 2017 (unaudited)

54.1%	United States
6.4%	United Kingdom
6.0%	Japan
4.1%	China
3.7%	Singapore
3.5%	France
3.0%	Denmark
2.9%	Switzerland
2.7%	Finland
2.5%	South Africa
2.1%	Germany
2.0%	Israel
1.7%	Chile
4.5%	Other
0.8%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Brazil, Russia, Spain and Taiwan.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017.

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$53,269,009		$1,905,463		$	– 0	–	$55,174,472
Financials	21,301,231		33,782,286			– 0	–	55,083,517
Health Care	45,859,625		7,039,497			– 0	–	52,899,122
Information Technology	47,531,251		2,707,410			– 0	–	50,238,661
Industrials	23,861,252		22,033,272			– 0	–	45,894,524
Telecommunication Services	– 0	–	27,721,842			– 0	–	27,721,842
Utilities	5,919,532		10,854,996			– 0	–	16,774,528
Energy	10,437,037		4,664,713			– 0	–	15,101,750
Consumer Staples	2,703,890		12,360,934			– 0	–	15,064,824
Materials	– 0	–	10,946,146			– 0	–	10,946,146
Real Estate	3,612,615		– 0	–		– 0	–	3,612,615
Short-Term Investments:
Investment Companies	2,474,753		– 0	–		– 0	–	2,474,753
Time deposits	– 0	–	330,342			– 0	–	330,342
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,790,094		– 0	–		– 0	–	3,790,094

Total Investments in Securities	220,760,289		134,346,901	+		– 0	–	355,107,190
Other Financial Instruments*:	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$220,760,289		$134,346,901		$	– 0	–	$355,107,190

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended September 30, 2017 is as follows:

Market Value June 30, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$2,914	$23,617	$24,056	$2,475	$3

A summary of the Fund’s investments of cash collateral for securities loaned transactions is as follows:

Market Value June 30, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$3,130	$14,313	$13,653	$3,790	$5

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 26.4%
Banks - 16.0%
Bank Hapoalim BM	60,139	$420,830
Bank of Queensland Ltd.	36,300	370,439
BOC Hong Kong Holdings Ltd.	118,500	577,213
Danske Bank A/S	6,720	269,295
DBS Group Holdings Ltd.	37,400	575,738
DNB ASA	27,590	557,044
Mitsubishi UFJ Financial Group, Inc.	113,600	738,609
National Australia Bank Ltd.	25,180	624,286
Nordea Bank AB	38,190	518,514
Oversea-Chinese Banking Corp., Ltd.	46,500	383,451
Royal Bank of Canada	9,439	730,307
Seven Bank Ltd.	72,700	262,716
Sumitomo Mitsui Financial Group, Inc.	13,000	499,709
Swedbank AB-Class A	8,760	242,578
Toronto-Dominion Bank (The)	9,940	559,635

		7,330,364

Capital Markets - 4.7%
Euronext NV (a)	12,311	749,474
IG Group Holdings PLC	48,387	415,867
Partners Group Holding AG	730	495,596
Thomson Reuters Corp.	11,146	511,407

		2,172,344

Diversified Financial Services - 1.0%
ORIX Corp.	28,400	458,496

Insurance - 4.7%
Admiral Group PLC	8,890	216,627
Direct Line Insurance Group PLC	113,520	553,421
Euler Hermes Group	3,680	434,814
NN Group NV	6,340	265,496
Talanx AG	6,040	244,374
Tryg A/S	17,860	412,947

		2,127,679

		12,088,883

Information Technology - 18.8%
Internet Software & Services - 1.5%
Moneysupermarket.com Group PLC	157,837	672,904

IT Services - 5.1%
Amadeus IT Group SA-Class A	16,184	1,052,587
Capgemini SE	6,060	710,381
Otsuka Corp.	8,900	570,807

		2,333,775

Semiconductors & Semiconductor Equipment - 0.7%
SCREEN Holdings Co., Ltd.	4,800	333,433

Software - 8.9%
Check Point Software Technologies Ltd. (b)	8,933	1,018,541
Constellation Software, Inc./Canada	668	364,443
Nice Ltd.	9,757	790,322
Oracle Corp. Japan	12,500	982,525

Company	Shares	U.S. $ Value
Playtech PLC	27,450	$337,972
SAP SE	5,309	582,107

		4,075,910

Technology Hardware, Storage & Peripherals - 2.6%
Logitech International SA	21,150	772,698
Samsung Electronics Co., Ltd.	186	418,541

		1,191,239

		8,607,261

Industrials - 11.8%
Aerospace & Defense - 0.7%
BAE Systems PLC	37,600	318,425

Airlines - 2.3%
Japan Airlines Co., Ltd.	12,300	416,371
Qantas Airways Ltd.	138,950	636,437

		1,052,808

Commercial Services & Supplies - 1.1%
G4S PLC	135,530	505,645

Machinery - 0.6%
Kone Oyj-Class B	4,564	241,934

Professional Services - 4.8%
Intertek Group PLC	8,630	576,856
RELX PLC	44,865	984,621
Wolters Kluwer NV	13,974	645,809

		2,207,286

Road & Rail - 0.7%
Central Japan Railway Co.	1,800	315,882

Transportation Infrastructure - 1.6%
Aena SME SA (a)	4,100	740,982

		5,382,962

Consumer Staples - 10.6%
Beverages - 3.5%
Diageo PLC	14,640	481,444
Royal Unibrew A/S	10,973	601,260
Suntory Beverage & Food Ltd.	11,400	507,088

		1,589,792

Food Products - 1.6%
Nestle SA (REG)	3,140	263,576
Salmar ASA	17,340	490,377

		753,953

Household Products - 1.3%
Reckitt Benckiser Group PLC	6,465	590,695

Personal Products - 1.5%
Unilever PLC	11,930	690,501

Company	Shares	U.S. $ Value
Tobacco - 2.7%
British American Tobacco PLC	14,091	$882,150
Scandinavian Tobacco Group A/S (a)	20,490	363,507

		1,245,657

		4,870,598

Consumer Discretionary - 9.3%
Distributors - 1.5%
PALTAC Corp.	18,000	702,497

Hotels, Restaurants & Leisure - 1.8%
Aristocrat Leisure Ltd.	49,854	823,467

Household Durables - 0.8%
Fujitsu General Ltd.	17,500	354,177

Internet & Direct Marketing Retail - 0.9%
Start Today Co., Ltd.	12,500	396,127

Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	13,700	470,661

Media - 1.4%
CTS Eventim AG & Co. KGaA	14,540	635,258

Textiles, Apparel & Luxury Goods - 1.9%
HUGO BOSS AG	10,140	894,725

		4,276,912

Health Care - 6.6%
Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	2,800	350,236

Pharmaceuticals - 5.8%
Novo Nordisk A/S-Class B	12,030	578,387
Recordati SpA	10,574	487,956
Roche Holding AG	1,947	497,692
Sanofi	7,886	785,025
Shionogi & Co., Ltd.	5,900	322,535

		2,671,595

		3,021,831

Telecommunication Services - 5.2%
Diversified Telecommunication Services - 5.2%
Com Hem Holding AB	35,930	514,382
HKT Trust & HKT Ltd.-Class SS	639,000	777,113
Nippon Telegraph & Telephone Corp.	14,500	664,400
TDC A/S	68,870	403,893

		2,359,788

Materials - 4.1%
Chemicals - 2.9%
Covestro AG (a)	5,165	444,452
Croda International PLC	13,600	691,534
Nippon Shokubai Co., Ltd.	2,900	204,983

		1,340,969

Company	Shares	U.S. $ Value
Containers & Packaging - 1.2%
Amcor Ltd./Australia	44,209	$528,756

		1,869,725

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Caltex Australia Ltd.	13,690	345,418
Royal Dutch Shell PLC-Class B	27,051	832,795
TOTAL SA	9,522	511,279

		1,689,492

Utilities - 1.1%
Electric Utilities - 1.1%
EDP-Energias de Portugal SA	72,340	272,772
Endesa SA	10,550	238,061

		510,833

Total Common Stocks (cost $40,800,106)		44,678,285

SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.83% (c)(d)(e) (cost $1,343,987)	1,343,987	1,343,987

Total Investments - 100.5% (cost $42,144,093) (f)		46,022,272
Other assets less liabilities - (0.5)%		(219,657)

Net Assets - 100.0%		$45,802,615

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	9	December 2017	USD – 0 –	**	$887,304	$891,276	$3,972

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	592	USD	765	10/17/17	$(28,966)
Bank of America, NA	KRW	239,457	USD	208	10/17/17	(1,474)
Bank of America, NA	KRW	104,532	USD	91	10/26/17	(124)
Brown Brothers Harriman & Co.	USD	23	KRW	26,146	10/10/17	11
Brown Brothers Harriman & Co.	AUD	761	USD	601	10/17/17	4,487
Brown Brothers Harriman & Co.	AUD	601	USD	456	10/17/17	(15,053)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	CAD	137	USD	111	10/17/17	$789
Brown Brothers Harriman & Co.	CAD	523	USD	410	10/17/17	(9,483)
Brown Brothers Harriman & Co.	CHF	287	USD	305	10/17/17	8,657
Brown Brothers Harriman & Co.	EUR	454	USD	539	10/17/17	2,211
Brown Brothers Harriman & Co.	EUR	559	USD	651	10/17/17	(9,831)
Brown Brothers Harriman & Co.	GBP	758	USD	982	10/17/17	(34,362)
Brown Brothers Harriman & Co.	HKD	670	USD	86	10/17/17	(74)
Brown Brothers Harriman & Co.	ILS	1,136	USD	323	10/17/17	1,150
Brown Brothers Harriman & Co.	ILS	1,529	USD	426	10/17/17	(6,415)
Brown Brothers Harriman & Co.	JPY	99,110	USD	896	10/17/17	14,397
Brown Brothers Harriman & Co.	JPY	17,886	USD	158	10/17/17	(1,348)
Brown Brothers Harriman & Co.	NOK	812	USD	103	10/17/17	1,238
Brown Brothers Harriman & Co.	NOK	4,933	USD	589	10/17/17	(30,207)
Brown Brothers Harriman & Co.	SEK	1,612	USD	192	10/17/17	(5,794)
Brown Brothers Harriman & Co.	SGD	699	USD	507	10/17/17	(8,872)
Brown Brothers Harriman & Co.	USD	126	AUD	165	10/17/17	3,665
Brown Brothers Harriman & Co.	USD	394	AUD	496	10/17/17	(5,182)
Brown Brothers Harriman & Co.	USD	282	CAD	353	10/17/17	721
Brown Brothers Harriman & Co.	USD	701	CHF	672	10/17/17	(5,907)
Brown Brothers Harriman & Co.	USD	1,349	EUR	1,170	10/17/17	34,770
Brown Brothers Harriman & Co.	USD	348	EUR	292	10/17/17	(2,468)
Brown Brothers Harriman & Co.	USD	628	GBP	480	10/17/17	15,919
Brown Brothers Harriman & Co.	USD	89	GBP	66	10/17/17	(943)
Brown Brothers Harriman & Co.	USD	183	HKD	1,425	10/17/17	(410)
Brown Brothers Harriman & Co.	USD	68	ILS	240	10/17/17	312
Brown Brothers Harriman & Co.	USD	1,929	JPY	218,837	10/17/17	16,709
Brown Brothers Harriman & Co.	USD	1,218	JPY	134,199	10/17/17	(24,682)
Brown Brothers Harriman & Co.	USD	83	NOK	657	10/17/17	(600)
Brown Brothers Harriman & Co.	USD	202	SEK	1,612	10/17/17	(4,405)
Brown Brothers Harriman & Co.	USD	193	SGD	262	10/17/17	212
Brown Brothers Harriman & Co.	CAD	142	USD	114	1/16/18	42
Brown Brothers Harriman & Co.	GBP	217	USD	288	1/16/18	(3,907)
Brown Brothers Harriman & Co.	ILS	321	USD	91	1/16/18	119
Brown Brothers Harriman & Co.	USD	138	CHF	133	1/16/18	383

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	321	EUR	270	1/16/18	$497
Brown Brothers Harriman & Co.	USD	133	EUR	111	1/16/18	(1,376)
Goldman Sachs Bank USA	ILS	4,142	USD	1,179	10/17/17	6,387
JPMorgan Chase Bank, NA	KRW	127,049	USD	114	10/17/17	2,648
JPMorgan Chase Bank, NA	USD	59	KRW	67,620	10/17/17	(179)
Royal Bank of Scotland PLC	CAD	2,175	USD	1,693	10/17/17	(50,570)
Royal Bank of Scotland PLC	USD	1,121	CHF	1,075	10/17/17	(10,294)
Royal Bank of Scotland PLC	USD	2,066	EUR	1,803	10/17/17	65,888
UBS AG	USD	537	GBP	409	10/17/17	11,468

						$(70,246)

**	Notional amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $2,298,415 or 5.0% of net assets.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,371,923 and gross unrealized depreciation of investments was $(560,018), resulting in net unrealized appreciation of $3,811,905.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

September 30, 2017 (unaudited)

19.0%	United Kingdom
17.8%	Japan
8.0%	Australia
6.1%	Germany
5.7%	Denmark
5.3%	France
4.9%	Israel
4.7%	Canada
4.4%	Spain
4.4%	Switzerland
3.6%	Netherlands
2.9%	Hong Kong
2.8%	Sweden
7.5%	Other
2.9%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Finland, Italy, Norway, Portugal, Singapore and South Korea.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,801,349		$10,287,534		$	– 0	–	$12,088,883
Information Technology	1,382,984		7,224,277			– 0	–	8,607,261
Industrials	– 0	–	5,382,962			– 0	–	5,382,962
Consumer Staples	964,767		3,905,831			– 0	–	4,870,598
Consumer Discretionary	– 0	–	4,276,912			– 0	–	4,276,912
Health Care	– 0	–	3,021,831			– 0	–	3,021,831
Telecommunication Services	777,113		1,582,675			– 0	–	2,359,788
Materials	– 0	–	1,869,725			– 0	–	1,869,725
Energy	– 0	–	1,689,492			– 0	–	1,689,492
Utilities	– 0	–	510,833			– 0	–	510,833
Short-Term Investments:
Investment Companies	1,343,987		– 0	–		– 0	–	1,343,987

Total Investments in Securities	6,270,200		39,752,072	+		– 0	–	46,022,272
Other Financial Instruments*:
Assets
Futures	– 0	–	3,972			– 0	–	3,972
Forward Currency Exchange Contracts	– 0	–	192,680			– 0	–	192,680

Liabilities
Forward Currency Exchange Contracts	– 0	–	(262,926)			– 0	–	(262,926)

Total^	$6,270,200		$39,685,798		$	– 0	–	$45,955,998

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.
^	An amount of $1,073,217 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended September 30, 2017 is as follows:

Market Value June 30, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$997	$8,192	$7,845	$1,344	$2

AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.2%
Information Technology - 22.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	160,921	$5,411,773

Internet Software & Services - 7.4%
Alphabet, Inc.-Class C (a)	12,277	11,774,994
eBay, Inc. (a)	115,247	4,432,400
Facebook, Inc.-Class A (a)	28,321	4,839,209

		21,046,603

IT Services - 2.8%
Cognizant Technology Solutions Corp.-Class A	38,226	2,772,914
PayPal Holdings, Inc. (a)	31,154	1,994,791
Visa, Inc.-Class A	29,217	3,074,797

		7,842,502

Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Ltd.	8,871	2,151,572
Micron Technology, Inc. (a)	30,832	1,212,623
Texas Instruments, Inc.	48,522	4,349,512

		7,713,707

Software - 4.6%
Activision Blizzard, Inc.	24,408	1,574,560
Microsoft Corp.	127,990	9,533,975
Take-Two Interactive Software, Inc. (a)	20,318	2,077,109

		13,185,644

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	57,328	8,835,391

		64,035,620

Financials - 14.3%
Banks - 9.8%
Bank of America Corp.	325,668	8,252,427
Citigroup, Inc.	72,661	5,285,361
JPMorgan Chase & Co.	86,695	8,280,240
US Bancorp	113,755	6,096,130

		27,914,158

Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc.-Class B (a)	42,394	7,771,668

Insurance - 1.8%
Athene Holding Ltd.-Class A (a)	48,490	2,610,702
Progressive Corp. (The)	51,061	2,472,374

		5,083,076

		40,768,902

Consumer Discretionary - 11.2%
Hotels, Restaurants & Leisure - 4.9%
Carnival Corp.	22,797	1,472,002
McDonald’s Corp.	71,919	11,268,269

Company	Shares	U.S. $ Value
Norwegian Cruise Line Holdings Ltd. (a)	22,982	$1,242,177

		13,982,448

Household Durables - 0.9%
Lennar Corp.-Class A	45,086	2,380,541

Internet & Direct Marketing Retail - 1.0%
Priceline Group, Inc. (The) (a)	1,587	2,905,511

Media - 1.2%
CBS Corp.-Class B	57,674	3,345,092

Specialty Retail - 3.2%
Home Depot, Inc. (The)	41,009	6,707,432
Ross Stores, Inc.	38,135	2,462,377

		9,169,809

		31,783,401

Industrials - 10.7%
Aerospace & Defense - 3.6%
Northrop Grumman Corp.	35,240	10,139,253

Airlines - 0.6%
Delta Air Lines, Inc.	34,321	1,654,958

Industrial Conglomerates - 4.0%
Honeywell International, Inc.	81,239	11,514,816

Road & Rail - 2.5%
Norfolk Southern Corp.	54,333	7,184,996

		30,494,023

Health Care - 10.3%
Biotechnology - 1.4%
AbbVie, Inc.	45,134	4,010,607

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	28,979	2,253,697

Health Care Providers & Services - 3.7%
Aetna, Inc.	27,133	4,314,418
Humana, Inc.	14,555	3,546,035
UnitedHealth Group, Inc.	13,802	2,703,122

		10,563,575

Pharmaceuticals - 4.4%
Eli Lilly & Co.	29,027	2,482,970
Johnson & Johnson	59,549	7,741,965
Zoetis, Inc.	36,144	2,304,541

		12,529,476

		29,357,355

Consumer Staples - 5.5%
Beverages - 0.6%
Constellation Brands, Inc.-Class A	7,978	1,591,212

Food & Staples Retailing - 0.8%
Kroger Co. (The)	25,446	510,447

Company	Shares	U.S. $ Value
Wal-Mart Stores, Inc.	21,119	$1,650,238

		2,160,685

Food Products - 0.8%
Campbell Soup Co.	18,004	842,947
General Mills, Inc.	17,009	880,386
Mondelez International, Inc.-Class A	15,713	638,891

		2,362,224

Household Products - 1.6%
Clorox Co. (The)	12,538	1,653,888
Procter & Gamble Co. (The)	31,300	2,847,674

		4,501,562

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The)-Class A	17,870	1,927,101

Tobacco - 1.0%
Altria Group, Inc.	47,233	2,995,517

		15,538,301

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	55,244	6,491,170
EOG Resources, Inc.	47,264	4,572,319
Occidental Petroleum Corp.	58,357	3,747,103

		14,810,592

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Crown Castle International Corp.	129,655	12,962,907

Materials - 3.9%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	25,296	3,825,261
DowDuPont, Inc.	78,402	5,427,771

		9,253,032

Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	34,602	1,960,203

		11,213,235

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	99,533	4,925,888

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. (a)	42,236	2,604,272

		7,530,160

Utilities - 2.4%
Electric Utilities - 2.4%
NextEra Energy, Inc.	47,137	6,907,927

Total Common Stocks (cost $218,679,541)		265,402,423

Company	Shares			U.S. $ Value
INVESTMENT COMPANIES - 3.3%
Funds and Investment Trusts - 3.3%
iShares Nasdaq Biotechnology ETF (b) (cost $7,734,966)		27,791		$9,270,800

PREFERRED STOCKS - 0.3%
Information Technology - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc.
0.00% (a)(c)(d)		25,539		849,683

Consumer Discretionary - 0.0%
Household Durables - 0.0%
Honest Co., Inc. (The)-Series D
0.00% (a)(c)(d)		4,005		78,517

Total Preferred Stocks (cost $1,004,328)				928,200

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.83%(b)(e)(f) (cost $7,201,429)		7,201,429		7,201,429

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.45)%, 10/02/17	CHF	34		34,861
0.05%, 10/02/17	GBP	– 0	–*	5
0.15%, 10/02/17	CAD	– 0	–*	8
Sumitomo, Tokyo
(0.556)%, 10/02/17	EUR	135		159,262
(0.23)%, 10/02/17	JPY	3,304		29,359

Total Time Deposits (cost $217,080)				223,495

Total Short-Term Investments (cost $7,418,509)				7,424,924

Total Investments - 99.4% (cost $234,837,344) (g)				283,026,347
Other assets less liabilities - 0.6%				1,630,457

Net Assets - 100.0%				$284,656,804

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
KKR & Co. LP	29,387	FedFundEffective30	Maturity	$501		1/11/19	$108,544
KKR & Co. LP	27,593	FedFundEffective30	Maturity	471		1/11/19	101,617
KKR & Co. LP	8,878	FedFundEffective30	Maturity	160		1/11/19	24,130
KKR & Co. LP	7,991	FedFundEffective30	Maturity	144		1/11/19	20,366
KKR & Co. LP	6,278	FedFundEffective30	Maturity	110		1/11/19	20,122
KKR & Co. LP	5,113	FedFundEffective30	Maturity	91		1/11/19	14,689
KKR & Co. LP	4,441	FedFundEffective30	Maturity	81		1/11/19	11,584
KKR & Co. LP	3,975	FedFundEffective30	Maturity	73		1/11/19	8,276
KKR & Co. LP	3,581	FedFundEffective30	Maturity	65		1/11/19	8,961
KKR & Co. LP	2,764	FedFundEffective30	Maturity	51		1/11/19	4,641
KKR & Co. LP	2,764	FedFundEffective30	Maturity	51		1/11/19	4,382
KKR & Co. LP	2,449	FedFundEffective30	Maturity	45		1/11/19	5,023
KKR & Co. LP	2,449	FedFundEffective30	Maturity	45		1/11/19	4,500
KKR & Co. LP	2,296	FedFundEffective30	Maturity	41		1/11/19	6,931
KKR & Co. LP	2,155	FedFundEffective30	Maturity	40		1/11/19	4,392
KKR & Co. LP	2,127	FedFundEffective30	Maturity	40		1/11/19	3,767
KKR & Co. LP	1,791	FedFundEffective30	Maturity	31		1/11/19	6,255
KKR & Co. LP	1,774	FedFundEffective30	Maturity	31		1/11/19	5,706
KKR & Co. LP	1,608	FedFundEffective30	Maturity	31		1/11/19	1,905
KKR & Co. LP	1,586	FedFundEffective30	Maturity	28		1/11/19	4,593
KKR & Co. LP	1,530	FedFundEffective30	Maturity	28		1/11/19	3,637
KKR & Co. LP	1,443	FedFundEffective30	Maturity	26		1/11/19	2,704
KKR & Co. LP	1,424	FedFundEffective30	Maturity	26		1/11/19	3,258
KKR & Co. LP	1,409	FedFundEffective30	Maturity	25		1/11/19	3,604
KKR & Co. LP	1,402	FedFundEffective30	Maturity	27		1/11/19	1,333
KKR & Co. LP	1,388	FedFundEffective30	Maturity	27		1/11/19	1,644
KKR & Co. LP	1,349	FedFundEffective30	Maturity	24		1/11/19	4,027
KKR & Co. LP	1,281	FedFundEffective30	Maturity	24		1/11/19	2,278
KKR & Co. LP	1,281	FedFundEffective30	Maturity	24		1/11/19	2,210
KKR & Co. LP	1,252	FedFundEffective30	Maturity	24		1/11/19	1,118
KKR & Co. LP	1,224	FedFundEffective30	Maturity	24		1/11/19	779
KKR & Co. LP	1,221	FedFundEffective30	Maturity	22		1/11/19	2,510
KKR & Co. LP	1,191	FedFundEffective30	Maturity	23		1/11/19	665
KKR & Co. LP	1,112	FedFundEffective30	Maturity	21		1/11/19	1,594
KKR & Co. LP	1,064	FedFundEffective30	Maturity	20		1/11/19	1,983
KKR & Co. LP	1,063	FedFundEffective30	Maturity	21		1/11/19	1,010
KKR & Co. LP	911	FedFundEffective30	Maturity	18		1/11/19	1,044
KKR & Co. LP	855	FedFundEffective30	Maturity	15		1/11/19	2,107
KKR & Co. LP	768	FedFundEffective30	Maturity	13		1/11/19	2,738
KKR & Co. LP	697	FedFundEffective30	Maturity	13		1/11/19	1,742
KKR & Co. LP	681	FedFundEffective30	Maturity	13		1/11/19	1,027
KKR & Co. LP	675	FedFundEffective30	Maturity	12		1/11/19	1,344
KKR & Co. LP	508	FedFundEffective30	Maturity	9		1/11/19	904
KKR & Co. LP	497	FedFundEffective30	Maturity	9		1/11/19	820
KKR & Co. LP	348	FedFundEffective30	Maturity	7		1/11/19	571
KKR & Co. LP	319	FedFundEffective30	Maturity	6		1/11/19	624
KKR & Co. LP	179	FedFundEffective30	Maturity	3		1/11/19	326
KKR & Co. LP	130	FedFundEffective30	Maturity	2		1/11/19	174
KKR & Co. LP	109	FedFundEffective30	Maturity	2		1/11/19	196
KKR & Co. LP	55	FedFundEffective30	Maturity	1		1/11/19	150
KKR & Co. LP	40	FedFundEffective30	Maturity	1		1/11/19	92
KKR & Co. LP	8	FedFundEffective30	Maturity	– 0	–**	1/11/19	1

							$418,598

*	Principal amount less than 500.
**	Notional amount less than 500.
(a)	Non-income producing security.

(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,262,317 and gross unrealized depreciation of investments was $(654,716), resulting in net unrealized appreciation of $48,607,601.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen

Glossary:

ETF	-	Exchange Traded Fund

AB Cap Fund, Inc.

AB Select US Equity Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$64,035,620		$	– 0	–	$	– 0	–	$64,035,620
Financials	40,768,902			– 0	–		– 0	–	40,768,902
Consumer Discretionary	31,783,401			– 0	–		– 0	–	31,783,401
Industrials	30,494,023			– 0	–		– 0	–	30,494,023
Health Care	29,357,355			– 0	–		– 0	–	29,357,355
Consumer Staples	15,538,301			– 0	–		– 0	–	15,538,301
Energy	14,810,592			– 0	–		– 0	–	14,810,592
Real Estate	12,962,907			– 0	–		– 0	–	12,962,907
Materials	11,213,235			– 0	–		– 0	–	11,213,235
Telecommunication Services	7,530,160			– 0	–		– 0	–	7,530,160
Utilities	6,907,927			– 0	–		– 0	–	6,907,927
Investment Companies	9,270,800			– 0	–		– 0	–	9,270,800
Preferred Stocks	– 0	–		– 0	–		928,200		928,200
Short-Term Investments:
Investment Companies	7,201,429			– 0	–		– 0	–	7,201,429
Time Deposits	– 0	–		223,495			– 0	–	223,495

Total Investments in Securities	281,874,652			223,495			928,200		283,026,347

Other Financial Instruments*:
Assets
Total Return Swaps	– 0	–		418,598			– 0	–	418,598

Total^	$281,874,652			$642,093			$928,200		$283,444,945

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions written which are valued at market value.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 6/30/17	$982,941		$982,941
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(54,741)		(54,741)
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/17	$928,200		$928,200

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17	$(54,741)		$(54,741)

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended September 30, 2017 is as follows:

Market Value June 30, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$5,159	$26,676	$24,634	$7,201	$12

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.6%
Information Technology - 15.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	362,828	$12,201,906

Internet Software & Services - 5.2%
Alphabet, Inc.-Class C (a)	27,682	26,550,083
eBay, Inc. (a)	259,849	9,993,793
Facebook, Inc.-Class A (a)	63,858	10,911,416
Pandora Media, Inc. (a)	132,715	1,021,905

		48,477,197

IT Services - 1.9%
Cognizant Technology Solutions Corp.-Class A	86,183	6,251,715
PayPal Holdings, Inc. (a)	70,245	4,497,787
Visa, Inc.-Class A	65,876	6,932,790

		17,682,292

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Ltd.	20,003	4,851,528
Micron Technology, Inc. (a)	69,992	2,752,785
Texas Instruments, Inc.	109,402	9,806,795

		17,411,108

Software - 3.2%
Activision Blizzard, Inc.	55,034	3,550,244
Microsoft Corp.	288,580	21,496,324
Take-Two Interactive Software, Inc. (a)	45,813	4,683,463

		29,730,031

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	129,257	19,921,089

		145,423,623

Financials - 9.9%
Banks - 6.8%
Bank of America Corp.	734,513	18,612,560
Citigroup, Inc.	163,830	11,916,994
JPMorgan Chase & Co.	195,473	18,669,626
US Bancorp	256,482	13,744,870

		62,944,050

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc.-Class B (a)	95,587	17,523,009

Insurance - 1.2%
Athene Holding Ltd.-Class A (a)	109,332	5,886,435
Progressive Corp. (The)	115,130	5,574,595

		11,461,030

		91,928,089

Consumer Discretionary - 8.3%
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	51,403	3,319,091

Company	Shares	U.S. $ Value
McDonald’s Corp.	162,157	$25,406,759
Norwegian Cruise Line Holdings Ltd. (a)	51,819	2,800,817

		31,526,667

Household Durables - 0.6%
Lennar Corp.-Class A	101,671	5,368,229

Internet & Direct Marketing Retail - 0.7%
Priceline Group, Inc. (The) (a)	3,579	6,552,505

Media - 1.4%
CBS Corp.-Class B	130,037	7,542,146
DISH Network Corp.-Class A (a)	47,044	2,551,196
Manchester United PLC-Class A (b)	151,089	2,719,602

		12,812,944

Specialty Retail - 2.2%
Home Depot, Inc. (The)	92,466	15,123,739
Ross Stores, Inc.	85,997	5,552,826

		20,676,565

		76,936,910

Health Care - 7.5%
Biotechnology - 1.0%
AbbVie, Inc.	101,766	9,042,927

Health Care Equipment & Supplies - 0.5%
Medtronic PLC	65,339	5,081,414

Health Care Providers & Services - 2.6%
Aetna, Inc.	61,179	9,728,073
Humana, Inc.	32,811	7,993,744
UnitedHealth Group, Inc.	31,115	6,093,872

		23,815,689

Pharmaceuticals - 3.4%
Allergan PLC	8,095	1,659,070
Bayer AG (REG)	15,358	2,097,954
Eli Lilly & Co.	65,470	5,600,304
Johnson & Johnson	134,267	17,456,053
Zoetis, Inc.	81,494	5,196,057

		32,009,438

		69,949,468

Industrials - 7.4%
Aerospace & Defense - 2.5%
Northrop Grumman Corp.	79,458	22,861,656

Airlines - 0.4%
Delta Air Lines, Inc.	77,386	3,731,553

Industrial Conglomerates - 2.8%
Honeywell International, Inc.	183,264	25,975,839

Road & Rail - 1.7%
Norfolk Southern Corp.	122,506	16,200,194

		68,769,242

Company	Shares	U.S. $ Value
Consumer Staples - 4.0%
Beverages - 0.4%
Constellation Brands, Inc.-Class A	18,141	$3,618,223

Food & Staples Retailing - 0.5%
Kroger Co. (The)	57,376	1,150,963
Wal-Mart Stores, Inc.	47,617	3,720,792

		4,871,755

Food Products - 0.8%
Campbell Soup Co.	40,595	1,900,658
General Mills, Inc.	38,351	1,985,048
Hershey Co. (The)	19,284	2,105,234
Mondelez International, Inc.-Class A	35,430	1,440,584

		7,431,524

Household Products - 1.1%
Clorox Co. (The)	28,263	3,728,172
Procter & Gamble Co. (The)	70,575	6,420,914

		10,149,086

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	40,292	4,345,089

Tobacco - 0.7%
Altria Group, Inc.	106,498	6,754,103

		37,169,780

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	124,560	14,635,800
EOG Resources, Inc.	106,567	10,309,291
Occidental Petroleum Corp.	131,580	8,448,752

		33,393,843

Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Crown Castle International Corp.	292,332	29,227,353

Materials - 2.7%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	57,036	8,624,984
DowDuPont, Inc.	176,773	12,237,995

		20,862,979

Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	78,019	4,419,776

		25,282,755

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	224,419	11,106,496

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. (a)	95,231	5,871,944

		16,978,440

Company	Shares	U.S. $ Value
Utilities - 1.7%
Electric Utilities - 1.7%
NextEra Energy, Inc.	106,282	$15,575,627

Total Common Stocks (cost $580,130,113)		610,635,130

INVESTMENT COMPANIES - 2.2%
Funds and Investment Trusts - 2.2%
iShares Nasdaq Biotechnology ETF (b)(c) (cost $18,910,345)	62,661	20,903,083

PREFERRED STOCKS - 0.3%
Information Technology - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc. 0.00% (a)(d)(e)(f)	85,511	2,844,951

Consumer Discretionary - 0.0%
Household Durables - 0.0%
Honest Co. (The)-Series D 0.00% (a)(d)(e)(f)	20,767	407,133

Total Preferred Stocks (cost $3,699,373)		3,252,084

SHORT-TERM INVESTMENTS - 31.8%
Investment Companies - 31.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (c)(g)(h) (cost $288,438,449)	288,438,449	288,438,449

	Principal Amount (000)
U.S. Treasury Bills - 0.8%
U.S. Treasury Bill Zero Coupon, 11/16/17 (i) (cost $6,991,206)	$7,000	6,991,206

Total Short-Term Investments (cost $295,429,655)		295,429,655

Total Investments Before Securities Lending Collateral for Securities Loaned - 99.9% (cost $898,169,486)		930,219,952

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (c)(g)(h) (cost $15,833,847)	15,833,847	15,833,847

Company	Shares	U.S. $ Value
Total Investments Before Securities Sold Short - 101.6% (cost $914,003,333)		$946,053,799

SECURITIES SOLD SHORT - (2.6)%
COMMON STOCKS - (2.2)%
Information Technology - 0.0%
Internet Software & Services - 0.0%
Akamai Technologies, Inc. (a)	(6,769)	(329,786)

Energy - (0.1)%
Energy Equipment & Services - (0.1)%
Schlumberger Ltd.	(5,287)	(368,821)

Health Care - (0.1)%
Health Care Technology - (0.1)%
Cerner Corp. (a)	(11,544)	(823,318)

Materials - (0.3)%
Chemicals - (0.3)%
Ecolab, Inc.	(18,894)	(2,429,957)

Industrials - (0.3)%
Aerospace & Defense - (0.2)%
Raytheon Co.	(10,426)	(1,945,283)

Road & Rail - (0.1)%
CSX Corp.	(21,424)	(1,162,466)

		(3,107,749)

Real Estate - (0.7)%
Equity Real Estate Investment Trusts (REITs) - (0.7)%
Acadia Realty Trust	(1,282)	(36,691)
Agree Realty Corp.	(789)	(38,724)
American Assets Trust, Inc.	(919)	(36,549)
Ashford Hospitality Trust, Inc.	(6,414)	(42,781)
Brixmor Property Group, Inc.	(1,889)	(35,513)
CBL & Associates Properties, Inc.	(4,281)	(35,918)
Chatham Lodging Trust	(2,071)	(44,154)
Chesapeake Lodging Trust	(1,698)	(45,795)
GGP, Inc.	(1,751)	(36,368)
JBG SMITH Properties (a)	(953)	(32,602)
Kimco Realty Corp.	(1,855)	(36,265)
Macerich Co. (The)	(641)	(35,236)
Omega Healthcare Investors, Inc.	(37,010)	(1,180,989)
Pennsylvania Real Estate Investment Trust	(2,695)	(28,271)
Regency Centers Corp.	(572)	(35,487)
Retail Opportunity Investments Corp.	(1,785)	(33,933)
SBA Communications Corp. (a)	(32,110)	(4,625,446)
Simon Property Group, Inc.	(234)	(37,676)
SL Green Realty Corp.	(373)	(37,792)
Tanger Factory Outlet Centers, Inc.	(1,309)	(31,966)
Taubman Centers, Inc.	(572)	(28,428)
Urban Edge Properties	(1,430)	(34,492)
Vornado Realty Trust	(572)	(43,975)
Washington Prime Group, Inc.	(4,697)	(39,126)

		(6,614,177)

Company	Shares	U.S. $ Value
Consumer Discretionary - (0.7)%
Automobiles - (0.1)%
Tesla, Inc. (a)	(3,094)	$(1,055,363)

Hotels, Restaurants & Leisure - (0.3)%
Domino’s Pizza, Inc.	(9,464)	(1,879,077)
Restaurant Brands International, Inc.	(21,121)	(1,349,210)

		(3,228,287)

Media - (0.1)%
Omnicom Group, Inc.	(8,979)	(665,075)

Textiles, Apparel & Luxury Goods - (0.2)%
Under Armour, Inc.-Class A (a)	(102,167)	(1,683,712)

		(6,632,437)

Total Common Stocks (proceeds $(20,082,019))		(20,306,245)

Investment Companies - (0.4)%
Funds and Investment Trusts - (0.4)%
SPDR S&P 500 ETF Trust (c) (proceeds $(3,591,390))	(14,320)	(3,597,614)

Total Securities Sold Short (proceeds $(23,673,409))		(23,903,859)

Total Investments, Net of Securities Sold Short - 99.0% (cost $890,329,924) (j)		922,149,940
Other assets less liabilities - 1.0%		9,183,072

Net Assets - 100.0%		$931,333,012

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)	Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E Mini Futures	35	December 2017	$2	$4,313,230	$4,403,175	$(89,945)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley & Co. International PLC
KKR & Co. LP	10,689	FedFundEffective Plus 0.30%	Maturity	$198	1/11/19	$18,241
KKR & Co. LP	5,355	FedFundEffective Plus 0.30%	Maturity	101	1/11/19	7,512
KKR & Co. LP	3,797	FedFundEffective Plus 0.30%	Maturity	72	1/11/19	4,681
KKR & Co. LP	3,448	FedFundEffective Plus 0.30%	Maturity	64	1/11/19	6,086

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
KKR & Co. LP	2,807	FedFundEffective Plus 0.30%	Maturity	$53	1/11/19	$4,004
KKR & Co. LP	2,727	FedFundEffective Plus 0.30%	Maturity	50	1/11/19	5,244
KKR & Co. LP	1,396	FedFundEffective Plus 0.30%	Maturity	26	1/11/19	2,284
Morgan Stanley Capital Services LLC
KKR & Co. LP	59,955	FedFundEffective Plus 0.30%	Quarterly	1,022	1/11/19	189,904
KKR & Co. LP	52,270	FedFundEffective Plus 0.30%	Quarterly	892	1/11/19	164,917
KKR & Co. LP	23,916	FedFundEffective Plus 0.30%	Maturity	432	1/11/19	51,905
KKR & Co. LP	19,707	FedFundEffective Plus 0.30%	Monthly	355	1/11/19	42,479
KKR & Co. LP	13,009	FedFundEffective Plus 0.30%	Monthly	228	1/11/19	34,832
KKR & Co. LP	11,281	FedFundEffective Plus 0.30%	Monthly	202	1/11/19	26,092
KKR & Co. LP	9,857	FedFundEffective Plus 0.30%	Monthly	179	1/11/19	20,159
KKR & Co. LP	9,408	FedFundEffective Plus 0.30%	Maturity	172	1/11/19	18,673
KKR & Co. LP	9,022	FedFundEffective Plus 0.30%	Monthly	163	1/11/19	19,068
KKR & Co. LP	7,946	FedFundEffective Plus 0.30%	Maturity	143	1/11/19	17,209
KKR & Co. LP	7,617	FedFundEffective Plus 0.30%	Monthly	136	1/11/19	18,184
KKR & Co. LP	6,428	FedFundEffective Plus 0.30%	Maturity	119	1/11/19	11,436
KKR & Co. LP	6,428	FedFundEffective Plus 0.30%	Maturity	120	1/11/19	10,832
KKR & Co. LP	5,755	FedFundEffective Plus 0.30%	Maturity	105	1/11/19	11,238
KKR & Co. LP	5,755	FedFundEffective Plus 0.30%	Maturity	107	1/11/19	10,005
KKR & Co. LP	4,006	FedFundEffective Plus 0.30%	Maturity	79	1/11/19	2,198
KKR & Co. LP	3,939	FedFundEffective Plus 0.30%	Maturity	72	1/11/19	7,398
KKR & Co. LP	3,698	FedFundEffective Plus 0.30%	Monthly	65	1/11/19	9,319
KKR & Co. LP	3,632	FedFundEffective Plus 0.30%	Monthly	65	1/11/19	8,799
KKR & Co. LP	3,573	FedFundEffective Plus 0.30%	Monthly	63	1/11/19	9,101
KKR & Co. LP	3,569	FedFundEffective Plus 0.30%	Maturity	67	1/11/19	5,045
KKR & Co. LP	3,543	FedFundEffective Plus 0.30%	Maturity	66	1/11/19	5,590
KKR & Co. LP	3,346	FedFundEffective Plus 0.30%	Maturity	61	1/11/19	6,610
KKR & Co. LP	3,256	FedFundEffective Plus 0.30%	Maturity	63	1/11/19	2,788
KKR & Co. LP	3,222	FedFundEffective Plus 0.30%	Maturity	62	1/11/19	3,511
KKR & Co. LP	3,157	FedFundEffective Plus 0.30%	Maturity	62	1/11/19	2,027
KKR & Co. LP	2,996	FedFundEffective Plus 0.30%	Maturity	56	1/11/19	4,995
KKR & Co. LP	2,996	FedFundEffective Plus 0.30%	Maturity	56	1/11/19	4,836
KKR & Co. LP	2,891	FedFundEffective Plus 0.30%	Maturity	55	1/11/19	4,049
KKR & Co. LP	2,468	FedFundEffective Plus 0.30%	Monthly	42	1/11/19	7,544

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
KKR & Co. LP	1,849	FedFundEffective Plus 0.30%	Monthly	$33	1/11/19	$4,401
KKR & Co. LP	1,595	FedFundEffective Plus 0.30%	Maturity	31	1/11/19	1,119
KKR & Co. LP	1,435	FedFundEffective Plus 0.30%	Maturity	27	1/11/19	2,325
KKR & Co. LP	926	FedFundEffective Plus 0.30%	Monthly	16	1/11/19	2,258
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Tallgrass Energy Partners	14,716	FedFundEffective Plus 0.30%	Maturity	705	1/11/19	1,996

						$790,894

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,384,674 and gross unrealized depreciation of investments was $(4,863,709), resulting in net unrealized appreciation of $32,520,965.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF	-	Exchange Traded Fund
FedFundEffective	-	Federal Funds Effective Rate
REG	-	Registered Shares
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$145,423,623		$	– 0	–	$	– 0	–	$145,423,623
Financials	91,928,089			– 0	–		– 0	–	91,928,089
Consumer Discretionary	76,936,910			– 0	–		– 0	–	76,936,910
Health Care	67,851,514			2,097,954			– 0	–	69,949,468
Industrials	68,769,242			– 0	–		– 0	–	68,769,242
Consumer Staples	37,169,780			– 0	–		– 0	–	37,169,780
Energy	33,393,843			– 0	–		– 0	–	33,393,843
Real Estate	29,227,353			– 0	–		– 0	–	29,227,353
Materials	25,282,755			– 0	–		– 0	–	25,282,755
Telecommunication Services	16,978,440			– 0	–		– 0	–	16,978,440
Utilities	15,575,627			– 0	–		– 0	–	15,575,627
Investment Companies	20,903,083			– 0	–		– 0	–	20,903,083
Preferred Stocks	– 0	–		– 0	–		3,252,084		3,252,084
Short-Term Investments:
Investment Companies	288,438,449			– 0	–		– 0	–	288,438,449
U.S. Treasury Bills	– 0	–		6,991,206			– 0	–	6,991,206
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,833,847			– 0	–		– 0	–	15,833,847
Liabilities::
Common Stocks (a)	(20,306,245)			– 0	–		– 0	–	(20,306,245)
Investment Companies	(3,597,614)			– 0	–		– 0	–	(3,597,614)

Total Investments in Securities	909,808,696			9,089,160			3,252,084		922,149,940
Other Financial Instruments (b):
Assets:
Total Return Swaps	– 0	–		790,894			– 0	–	790,894
Liabilities:
Futures	(89,945)			– 0	–		– 0	–	(89,945)

Total (c)	$909,718,751			$9,880,054			$3,252,084		$922,850,889

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 06/30/17	$3,588,477		$3,588,477
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(336,393)		(336,393)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/17	$3,252,084		$3,252,084

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17	$(336,393)		$(336,393)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2017 is as follows:

Fund	Market Value 6/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/17 (000)	Dividend Income (000)
Government Money Market	$266,494	$83,020	$61,076	$288,438	$596
Government Money Market*	1,345	111,297	96,808	15,834	27

Total	$267,839	$194,317	$157,884	$304,272	$623

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2017